Share-based Payments - Additional Information (Details)		12 Months Ended							60 Months Ended
	Jul. 25, 2021	Dec. 31, 2021 GBP (£) shares yr £ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares £ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares £ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2010 shares	Dec. 31, 2021 shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share price volatility calculation period									5 years
Expected dividend yield calculation determination		The expected dividend yield was determined by calculating the yield from the last two declared dividends divided by the grant share price.
Long Term Incentive Plan | Reynolds American Inc.
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Date of acquisition	Jul. 25, 2017
Long Term Incentive Plan | Reynolds American Inc. | Vesting Date Maximum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Percentage of grant		150.00%
Long Term Incentive Plan | Performance Share Plan (PSP)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options exercisable period		3 years
Long Term Incentive Plan | Performance Share Plan (PSP) | Earnings Per Share
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Percentage of grant		40.00%		40.00%	40.00%	40.00%	40.00%
Long Term Incentive Plan | Performance Share Plan (PSP) | Operating Cash Flow
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Percentage of grant		20.00%		20.00%	20.00%	20.00%	20.00%
Long Term Incentive Plan | Performance Share Plan (PSP) | Total Shareholder Return
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Percentage of grant		20.00%		20.00%	20.00%	20.00%	20.00%
Long Term Incentive Plan | Performance Share Plan (PSP) | Net Turnover
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Percentage of grant		20.00%		20.00%	20.00%	20.00%	20.00%
Long Term Incentive Plan | Restricted Share Plan (RSP)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options exercisable period		3 years
Forfeiture of options description		Nil-cost options released three years from date of grant and may be subject to forfeit if a participant leaves employment before the end of the three-year holding period.
Nil-cost options exercisable - contractual life in years | yr		10
Sharesave Scheme (SAYE)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Discount percentage on market price		20.00%	20.00%						20.00%
Number of options granted								0
Maximum savings by participant to buy shares in any tax year | £		£ 6,000
Sharesave Scheme (SAYE) | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options exercisable period		3 years
Sharesave Scheme (SAYE) | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options exercisable period		5 years
Share Reward Scheme (SRS) and International Share Reward Scheme (ISRS)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Maximum amount of free shares that can be granted | £		£ 3,600
Investment holding period		3 years
Partnership Share Scheme
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Maximum amount allocated to purchase shares | £		£ 1,800
Period taken to transfer to participants tax free		5 years
Equity Settled Long Term Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options granted		3,440,000		3,856,000	3,856,000
Number of options outstanding		9,891,000	9,891,000	10,000,000	10,000,000	9,193,000	9,193,000		9,891,000
Number of share options exercisable		611,000	611,000	690,000	690,000				611,000
Weighted average share price at date of exercise for share options exercised | £ / shares		£ 27.67		£ 29.37		£ 28.31
Weighted average remaining contractual life of outstanding shares		3 years 8 months 12 days		8 years 1 month 6 days	8 years 1 month 6 days	8 years 2 months 12 days	8 years 2 months 12 days
Equity Settled Long Term Incentive Plan | Reynolds American Inc.
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options outstanding		2,650,364	2,650,364	2,876,738	2,876,738				2,650,364
Number of share options exercisable		0	0	0	0				0
Weighted average share price at date of exercise for share options exercised | $ / shares			$ 35.93		$ 40.04		$ 36.35
Weighted average remaining contractual life of outstanding shares		1 year 8 months 12 days		1 year 8 months 19 days	1 year 8 months 19 days	1 year 11 months 4 days	1 year 11 months 4 days
LTIP, Cash-settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options granted		81,000		109,000	109,000
Number of options outstanding		243,000	243,000	274,000	274,000	318,000	318,000		243,000
Number of share options exercisable		29,000	29,000	27,000	27,000				29,000
Weighted average share price at date of exercise for share options exercised | £ / shares		£ 27.59		£ 28.68		£ 30.87
Weighted average remaining contractual life of outstanding shares		4 years 1 month 6 days		8 years 1 month 6 days	8 years 1 month 6 days	8 years 3 months 18 days	8 years 3 months 18 days
DSBS, Equity-settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options granted		1,562,000		1,829,000	1,829,000
Number of options outstanding		4,141,000	4,141,000	4,141,000	4,141,000	3,748,000	3,748,000		4,141,000
Number of share options exercisable				91,000	91,000
Weighted average share price at date of exercise for share options exercised | £ / shares		£ 27.58		£ 28.08		£ 28.40
Weighted average remaining contractual life of outstanding shares		1 year 3 months 18 days		1 year 4 months 24 days	1 year 4 months 24 days	1 year 6 months	1 year 6 months
DSBS, Cash-settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options granted		179,000		109,000	109,000
Number of options outstanding		223,000	223,000	200,000	200,000	282,000	282,000		223,000
Number of share options exercisable		1,000	1,000	4,000	4,000				1,000
Weighted average share price at date of exercise for share options exercised | £ / shares		£ 27.70		£ 28.06		£ 30.06
Weighted average remaining contractual life of outstanding shares		1 year 3 months 18 days		1 year 4 months 24 days	1 year 4 months 24 days	1 year 6 months	1 year 6 months